Segment and geographical information - Geographic distribution (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	$ 7,038	$ 7,224
Sales	6,454	9,701
UNITED STATES
Disclosure of operating segments [line items]
Non-current assets	2,689	2,625
Sales	4,251	6,659
CANADA
Disclosure of operating segments [line items]
Non-current assets	3,883	4,139
Sales	1,118	1,531
U.K and Europe [Member]
Disclosure of operating segments [line items]
Non-current assets	466	460
Sales	524	733
Asia [Member]
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	557	767
Other Geographical Areas [Member]
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	$ 4	$ 11